Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Travel license	31,056	30,456	4,415
Insurance agency license	11,711	11,711	1,698
Software	73,056	64,985	9,422
Technology	4,300	4,300	623
Trade names	41,634	38,264	5,548
Supplier relationship	8,560	—	—
Customer relationship	21,787	11,020	1,598
Non-compete agreements	6,399	5,816	843
Subtotal	198,503	166,552	24,147
Less: Accumulated amortization	(120,805)	(113,558)	(16,464)
Less: Impairment	(22,322)	(22,322)	(3,236)
Total	55,376	30,672	4,447

Amortization expenses for intangible assets were RMB64,536, RMB16,547 and RMB9,613 for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group provided impairment charges for trade names and customer relationship of RMB15,482 and RMB6,840, respectively, for the year ended December 31, 2020, as the Group believes the future economic benefit generated from these intangible assets were limited. No impairment was made in 2021 and 2022.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2023	4,463	647
2024	3,713	538
2025	2,944	427
2026	2,435	353
2027	2,368	343
Thereafter	14,749	2,139
Total	30,672	4,447